PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment, net consist of the following:

	December 31,
	2013	2012

Buildings	$1,172,094	$1,138,907
Plant equipment	10,563,593	10,062,804
Office equipment	215,226	206,115
Motor vehicles	846,687	747,835
	12,797,600	12,155,661
Less: Accumulated depreciation	(4,360,220)	(3,242,916)
	$8,437,380	$8,912,745